Valuation Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Valuation accounts [Table Text Block]
	Allowance for doubtful accounts	Slow-moving inventory

Balance as of January 1, 2012	1,272	1,166
Charges to costs and expenses	516	124
Deductions: write-off and others	(186)	(356)
Balance as of December 31, 2012	1,602	934
Charges to costs and expenses	186	225
Deductions: write-off and others	(693)	(422)
Balance as of December 31, 2013	1,094	737
Charges to costs and expenses	323	172
Deductions: write-off and others	(143)	(168)
Balance as of December 31, 2014	1,274	741